WARRANTS (Details)	12 Months Ended
	Dec. 31, 2021 Day $ / shares shares	Dec. 31, 2020 $ / shares shares
Public Warrants
Class of Warrant or Right [Line Items]
Warrants outstanding (in shares) | shares	6,500,776	6,500,776
Warrants, exercise price (in usd per share)	$ 11.50	$ 11.50
Period after Business Combination that warrant becomes exercisable	30 days
Period after IPO that warrant becomes exercisable	12 months
Warrants expiration period	5 years
Redemption price of warrants (in usd per share)	$ 0.01
Redemption notice period	30 days
Threshold stock price (in usd per share)	$ 18.00
Threshold trading days | Day	20
Threshold consecutive trading days	30 days
Private Warrants
Class of Warrant or Right [Line Items]
Warrants outstanding (in shares) | shares	3,950,311	3,950,311
Busniess combination issued price		$ 9.20
Aggregate gross proceeds, percentage	60.00%
Volume weighted average trading price, period	20 days
Market value per share (in usd per share)		$ 9.20
Market value, percentage	115.00%